Issued capital and reserves - Capital transactions (Details) - USD ($)				1 Months Ended			6 Months Ended
	Apr. 08, 2021	May 15, 2020	May 14, 2020	Feb. 12, 2021	May 31, 2020	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Apr. 02, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Ordinary shares issued in connection with a public offering (in shares)	7,272,724		22,330,096
Ordinary share price (usd per share)	$ 1.375		$ 1.2875
Share price per ADS (in shares)	$ 5.50		$ 5.15
Total offering	$ 9,999,996		$ 28,749,999				$ 10,000,000	$ 28,750,000
Costs directly attributable to the equity transaction			$ 2,300,000				$ 136,000	$ 2,971,000
Shares issued (in shares)							149,475,334			133,934,090
Conversion of convertible debts (Note 15)		$ 2,200,000			$ 2,200,000		$ 17,672,000
Underwriters' over-allotment shares issued (in shares)			2,912,620
Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Ordinary shares issued in connection with a public offering (in shares)							7,272,724,000	22,330,096,000
Total offering	172,698		$ 486,761				$ 173,000	$ 487,000
Conversion of convertible debts (Note 15)							$ 175,000
Conversion of convertible debts (Note 15) (in shares)		1,715,476					7,227,308,000
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Total offering	9,827,297		28,263,238				$ 9,827,000	28,263,000
Costs directly attributable to the equity transaction	$ 100,000						136,000	$ 2,971,000
Conversion of convertible debts (Note 15)							$ 12,111,000
Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Private placement ADS issued (in shares)		428,869
Private placement ADS issued (in dollars per share)		$ 5.15
Bpifrance Participations | Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount			37,253
Bpifrance Participations | Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Costs directly attributable to the equity transaction		$ 200,000
Notional amount			$ 2,209,589
B. Riley FBR, Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Aggregate offering price (up to)									$ 35,000,000
Number of ADS sold (in shares)						242,646
Issue of shares in connection with the ATM program (in shares)						970,584
Gross proceeds from sale						$ 1,613,116
Net proceeds from sale						1,100,000
B. Riley FBR, Inc. | Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Gross proceeds from sale						21,114
B. Riley FBR, Inc. | Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Costs directly attributable to the equity transaction		$ 500,000
Gross proceeds from sale						$ 1,592,002
Convertible Notes 2015
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount				$ 7,750,000
Borrowings, accrued interest				$ 4,536,438
Shares issued (in shares)				7,227,308
Convertible Notes 2015 | Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Conversion of convertible debts (Note 15)				$ 175,239
Convertible Notes 2015 | Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Conversion of convertible debts (Note 15)				$ 12,111,185
Shareholder Loan Agreement | Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount											$ 2,200,000
Borrowings, interest rate											4.00%